NET INCOME (LOSS) ATTRIBUTABLE TO NONCONTROLLING INTERESTS - Net Income (Loss) (Details) - USD ($) $ in Millions	3 Months Ended								6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
NET INCOME (LOSS) ATTRIBUTABLE TO NONCONTROLLING INTERESTS
Net income (loss) attributable to noncontrolling interests	$ 25	$ (7)	$ (24)	$ 11	$ (523)	$ (34)	$ (17)	$ (12)	$ (13)	$ (29)	$ (20)	$ (63)	$ 5	$ (586)	$ (148)
Merian
NET INCOME (LOSS) ATTRIBUTABLE TO NONCONTROLLING INTERESTS
Net income (loss) attributable to noncontrolling interests													(63)	(595)	(134)
Minera Yanacocha
NET INCOME (LOSS) ATTRIBUTABLE TO NONCONTROLLING INTERESTS
Net income (loss) attributable to noncontrolling interests													69	10	(3)
Other
NET INCOME (LOSS) ATTRIBUTABLE TO NONCONTROLLING INTERESTS
Net income (loss) attributable to noncontrolling interests													$ (1)	$ (1)	$ (11)